PARENT COMPANY CONDENSED FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net Income	$ 2,102	$ 903
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net cash provided (used) in operating activities	920	1,605
Investing activities
Net cash provided (used) in investing activities	16,023	4,685
Financing activities
Net Proceeds from stock offering		12,849
Purchase of treasury stock	(2,041)	(7)
Net cash provided (used) in financing activities	(6,326)	(355)
Dividends paid	(959)
Net change in cash and cash equivalents	10,617	5,935
Cash and cash equivalents at beginning of year	22,281	16,346
Cash and cash equivalents at end of year	32,898	22,281
Parent Company
Operating activities
Net Income	2,102	903
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed income of bank subsidiary	(2,133)	(976)
Change in other assets and liabilities	(223)	14
Net cash provided (used) in operating activities	(254)	(59)
Investing activities
Capital distribution to Bank		(6,393)
ESOP loan disbursement and repayment, net	50	(1,081)
Net cash provided (used) in investing activities	50	(7,474)
Financing activities
Net Proceeds from stock offering		12,849
Purchase of treasury stock	(2,041)	(7)
Net cash provided (used) in financing activities	(3,000)	12,842
Dividends paid	(959)
Net change in cash and cash equivalents	(3,204)	5,309
Cash and cash equivalents at beginning of year	5,616	307
Cash and cash equivalents at end of year	$ 2,412	$ 5,616